INCOME TAXES (Schedule of Deferred Tax Assets) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Depreciation of property, plant and equipment	$ 1,720,769	$ 824,738
Warranty costs	4,231,091	3,564,779
Inventory write-down	932,744	1,449,722
Allowance for doubtful accounts	13,486,357	4,726,729
Tax losses carried forward	39,472,810	17,277,185
Fixed assets impairment	169,793	113,017
Others	64,535	268,087
Gross total deferred tax assets	60,078,099	28,224,257
Valuation allowance	(52,895,481)	(4,209,947)
Net deferred tax assets	7,182,618	24,014,310
Analysis as:
Current	1,727,054	6,416,008
Non-current	$ 5,455,564	$ 17,598,302